UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2014	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 79.6%
CONSUMER DISCRETIONARY - 11.8%
132,156	Bally Technologies, Inc. (a)	10,664,989
295,000	Best Buy Co., Inc.	9,909,050
168,100	Family Dollar Stores, Inc.	12,984,044
507,300	H&R Block, Inc. (b)	15,731,373
154,605	Harman International Industries, Inc. (b)	15,157,474
500,000	Hilton Worldwide Holdings, Inc. (a)	12,315,000
254,000	HomeAway, Inc. (a)	9,017,000
483,700	Interpublic Group of Cos., Inc. (The)	8,861,384
348,000	Kohl’s Corp.	21,238,440

		115,878,754

CONSUMER STAPLES - 2.1%
134,136	Boulder Brands, Inc. (a)	1,828,274
525,366	Fresh Market, Inc. (The) (a)(c)	18,351,034

		20,179,308

ENERGY - 4.7%
168,341	Athlon Energy, Inc. (a)(b)	9,802,496
82,520	BioFuel Energy Corp. (a)(c)	526,478
78,678	Concho Resources, Inc. (a)	9,865,434
114,016	Diamondback Energy, Inc. (a)	8,526,116
351,773	Kodiak Oil & Gas Corp. (a)	4,773,560
534,768	Viper Energy Partners LP (a)	12,422,661

		45,916,745

Shares		Value ($)
Common Stocks (continued)
FINANCIAL - 18.0%
848,900	Bank of America Corp.	14,473,745
75,100	BankUnited, Inc.	2,289,799
546,319	CIT Group, Inc. (b)	25,108,821
684,497	E*TRADE Financial Corp. (a)	15,462,787
1,065,745	FNF Group (b)	29,563,766
943,485	FNFV Group (a)	12,982,354
638,500	Janus Capital Group, Inc.	9,283,790
439,074	Legg Mason, Inc. (b)	22,463,026
201,600	McGraw Hill Financial, Inc.	17,025,120
347,100	NorthStar Asset Management Group, Inc. (a)	6,393,582
341,600	NorthStar Realty Finance Corp., REIT (c)	6,036,072
677,415	RCS Capital Corp., Class A (b)	15,255,386

		176,338,248

HEALTHCARE - 13.0%
220,500	AbbVie, Inc.	12,736,080
292,982	Acadia Healthcare Co., Inc. (a)(b)(c)	14,209,627
89,895	Actavis PLC (a)(b)	21,689,866
210,360	HCA Holdings, Inc. (a)	14,834,587
132,485	McKesson Corp. (b)	25,790,855
218,591	Tenet Healthcare Corp. (a)	12,982,119
109,100	Thermo Fisher Scientific, Inc.	13,277,470
94,988	WellPoint, Inc.	11,362,465

		126,883,069

INDUSTRIALS - 8.7%
331,735	AerCap Holdings NV (a)	13,567,962
241,100	B/E Aerospace, Inc. (a)(b)	20,237,934
70,750	Canadian Pacific Railway, Ltd.	14,678,502
333,199	Pendrell Corp. (a)	446,487
652,900	Southwest Airlines Co.	22,048,433
129,500	Union Pacific Corp.	14,040,390

		85,019,708

INFORMATION TECHNOLOGY - 18.4%
109,100	Akamai Technologies, Inc. (a)(b)	6,524,180
545,900	Aruba Networks, Inc. (a)	11,780,522
79,800	CoStar Group, Inc. (a)	12,412,092

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks (continued)
INFORMATION TECHNOLOGY (continued)
362,100	EMC Corp.	10,595,046
305,100	Facebook, Inc., Class A (a)(b)	24,115,104
351,300	Fortinet, Inc. (a)	8,875,594
32,900	Google, Inc., Class C (a)(b)	18,995,144
241,546	Mellanox Technologies, Ltd. (a)(c)	10,838,169
295,000	Micron Technology, Inc. (a)	10,106,700
169,700	NXP Semiconductor NV (a)(b)	11,612,571
725,140	Rackspace Hosting, Inc. (a)(b)	23,603,307
215,200	Salesforce.com, Inc. (a)	12,380,456
188,400	Western Digital Corp. (b)	18,335,088

		180,173,973

MATERIALS - 1.2%
41,600	CF Industries Holdings, Inc.	11,615,552

TELECOMMUNICATION SERVICES - 1.7%
149,132	SBA Communications Corp., Class A (a)(b)	16,538,739

	Total Common Stocks (Cost $763,903,380)	778,544,096

Units
Rights (a)(c) - 0.0%
ENERGY - 0.0%
102,520	BioFuel Energy Corp.	295,258

	Total Rights (Cost $347,585)	295,258

Contracts
Purchased Call Options (d) - 0.0%
8,000	iShares Russell 2000 Index Fund, ETF, Strike price $115.00, expires 10/18/2014	96,000

	Total Purchased Call Options (Cost $1,108,124)	96,000

Shares		Value ($)
Purchased Put Options (d) - 0.0%
1,600	AbbVie, Inc., Strike price $55.00, expires 10/18/2014	64,000

	Total Purchased Put Options (Cost $65,709)	64,000

Registered Investment Companies (e) - 1.0%
813,010	Highland Energy MLP Fund	9,918,725

	Total Registered Investment Companies (Cost $10,000,000)	9,918,725

Investment Companies (f) - 4.0%
38,817,278	State Street Navigator Prime Securities Lending Portfolio	38,817,278

	Total Investment Companies (Cost $38,817,278)	38,817,278

Total Investments - 84.6%
(Cost $814,242,076) (g)		827,735,357

Securities Sold Short (h) - (28.2)%
Common Stocks & Exchange-Traded Funds - (28.2)%
CONSUMER DISCRETIONARY - (3.5)%
19,600	Amazon.com, Inc. (i)	(6,319,824)
147,500	Big Lots, Inc.	(6,349,875)
84,100	Diamond Resorts International, Inc. (i)	(1,914,116)
31,970	Polaris Industries, Inc.	(4,788,786)
63,300	Starwood Hotels & Resorts Worldwide, Inc.	(5,267,193)
78,801	Tempur Sealy International, Inc. (i)	(4,426,252)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Long/Short Equity Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks & Exchange-Traded Funds (continued)
CONSUMER DISCRETIONARY (continued)
43,800	Tenneco, Inc. (i)	(2,291,178)
24,200	Visteon Corp. (i)	(2,353,450)

		(33,710,674)

CONSUMER STAPLES - (1.0)%
185,404	Sprouts Farmers Market, Inc. (i)	(5,389,694)
121,200	Whole Foods Market, Inc.	(4,618,932)

		(10,008,626)

ENERGY - (0.8)%
35,100	EOG Resources, Inc.	(3,475,602)
51,500	PDC Energy, Inc. (i)	(2,589,935)
24,514	Whiting Petroleum Corp. (i)	(1,901,061)

		(7,966,598)

FINANCIAL - (5.1)%
68,300	Allianz SE	(11,027,534)
68,600	BofI Holding, Inc. (i)	(4,987,906)
413,600	Financial Select Sector SPDR Fund, ETF	(9,583,112)
57,000	iShares US Real Estate, ETF	(3,944,400)
238,500	LPL Financial Holdings, Inc.	(10,982,925)
91,800	Raymond James Financial, Inc.	(4,918,644)
94,346	Ryman Hospitality Properties, Inc., REIT	(4,462,566)

		(49,907,087)

HEALTHCARE - (1.6)%
35,000	Express Scripts Holding Co. (i)	(2,472,050)
128,900	Health Care Select Sector SPDR Fund, ETF	(8,237,999)
50,000	ResMed, Inc.	(2,463,500)
25,000	Waters Corp. (i)	(2,478,000)

		(15,651,549)

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks & Exchange-Traded Funds (continued)
INDUSTRIALS - (5.5)%
62,400	Acuity Brands, Inc.	(7,345,104)
26,500	Boeing Co. (The)	(3,375,570)
280,402	Generac Holdings, Inc. (i)	(11,367,497)
160,163	Heartland Express, Inc.	(3,837,506)
156,910	Knight Transportation, Inc.	(4,297,765)
55,200	Lennox International, Inc.	(4,243,224)
58,300	Lindsay Corp.	(4,357,925)
57,400	United Continental Holdings, Inc. (i)	(2,685,746)
110,560	United Stationers, Inc.	(4,153,739)
130,646	USG Corp. (i)	(3,591,459)
36,122	Valmont Industries, Inc.	(4,873,941)

		(54,129,476)

INFORMATION TECHNOLOGY - (9.6)%
998,800	Alcatel-Lucent ADR (i)	(3,026,364)
168,112	Cognizant Technology Solutions Corp., Class A (i)	(7,526,374)
63,846	EPAM Systems, Inc. (i)	(2,795,816)
186,900	Fairchild Semiconductor International, Inc. (i)	(2,902,557)
147,000	Freescale Semiconductor, Ltd. (i)	(2,870,910)
91,000	Infosys, Ltd. ADR	(5,504,590)
50,000	InvenSense, Inc. (i)	(986,500)
38,000	Knowles Corp. (i)	(1,007,000)
45,522	Luxoft Holding, Inc. (i)	(1,693,418)
203,500	Market Vectors Semiconductor, ETF	(10,396,815)
89,600	MAXIMUS, Inc.	(3,595,648)
620,657	NVIDIA Corp.	(11,451,122)
153,270	Paychex, Inc.	(6,774,534)
99,400	Powershares QQQ Trust Series 1, ETF	(9,819,726)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Long/Short Equity Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks & Exchange-Traded Funds (continued)
INFORMATION TECHNOLOGY (continued)
247,750	Technology Select Sector SPDR Fund, ETF	(9,887,703)
179,200	Trimble Navigation, Ltd. (i)	(5,465,600)
24,200	Ubiquiti Networks, Inc. (i)	(908,226)
34,300	VMware, Inc., Class A (i)	(3,218,712)
101,600	Xilinx, Inc.	(4,302,760)

		(94,134,375)

MATERIALS - (1.1)%
315,900	Potash Corp. of Saskatchewan, Inc.	(10,917,504)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $278,162,667)	(276,425,889)

	Total Securities Sold Short (Proceeds $278,162,667)	(276,425,889)

Other Assets & Liabilities, Net - 43.6%		426,651,912

Net Assets - 100.0%		977,961,380

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $259,039,398.
(c)	Securities (or a portion of securities) on loan. As of September 30, 2014, the market value of securities loaned was $37,869,633. The loaned securities were secured with cash and securities collateral of $39,102,398. Collateral is calculated based on prior day’s prices.
(d)	Options are shown at market value.
(e)	Affiliated issuer. Assets with a total aggregate market value of $9,918,725, or 1.0% of net assets, were affiliated with the Fund as of September 30, 2014.
(f)	Represents investments of cash collateral received in connection with securities lending.
(g)	Cost for U.S. federal income tax purposes is $814,242,076.
(h)	As of September 30, 2014, $186,106,635 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(i)	No dividend payable on security sold short.

Currency Abbreviations:
CAD	Canadian Dollar
USD	United States Dollar

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Merrill Lynch, for which $170,000 was pledged as collateral, open at September 30, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
CAD v. USD	December 2014	170	$15,143,600	$334,328

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Long/Short Equity Fund

The Fund had the following written call options contracts outstanding, brokered by Morgan Stanley, for which $13,870,000 was pledged as collateral, at September 30, 2014:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
CBS Corp.	$75.00	January 2015	4,000	$396,511	$(40,000)
CBS Corp.	70.00	January 2015	1,500	224,890	(27,000)

				$621,401	$(67,000)

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2014	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a)(b) - 1.2%
HEALTHCARE - 1.2%
Healthcare Facilities - 1.2%
4,440,000	Surgery Center Holdings, Inc. Second Lien Term Loan 07/09/2021	4,384,500

	Total U.S. Senior Loans (Cost $4,395,600)	4,384,500

Shares
Common Stocks - 67.9%
CONSUMER DISCRETIONARY - 1.3%
218,119	Service Corp. International (c)(d)	4,611,036

FINANCIAL - 0.8%
35,424	Aon PLC (c)	3,105,622

HEALTHCARE - 65.8%
Biotechnology - 13.1%
183,862	Alkermes PLC (c)(e)	7,882,164
20,000	Alnylam Pharmaceuticals, Inc. (d)(e)	1,562,000
176,247	Aquinox Pharmaceuticals, Inc. (d)(e)	1,173,805
30,000	Chimerix, Inc. (d)(e)	828,600
220,000	Clovis Oncology, Inc. (d)(e)	9,979,200
17,745	Intercept Pharmaceuticals, Inc. (d)(e)	4,200,064
325,466	Keryx Biopharmaceuticals, Inc. (d)(e)	4,475,158
142,575	Minerva Neurosciences, Inc. (d)(e)	862,579
563,674	Nanosphere, Inc. (e)	321,294
1,174,494	Oncothyreon, Inc. (d)(e)	2,255,028
36,091	Otonomy, Inc. (d)(e)	866,184
239,331	ProQR Therapeutics NV (e)	4,114,100
108,437	Raptor Pharmaceutical Corp. (d)(e)	1,039,911
50,000	Receptos, Inc. (d)(e)	3,105,500
241,063	Sarepta Therapeutics, Inc. (d)(e)	5,086,429

		47,752,016

Shares
Common Stocks (continued)
HEALTHCARE (continued)
Healthcare Distributors - 3.0%
88,515	Cardinal Health, Inc. (c)	6,631,544
22,634	McKesson Corp.	4,406,161

		11,037,705

Healthcare Equipment - 8.8%
534,187	Amedica Corp. (e)	860,041
68,572	CareFusion Corp. (e)	3,102,883
1,068,076	Genesys Ventures IA, LP (e)(f)	328,113
205,521	Globus Medical, Inc., Class A (c)(d)(e)	4,042,598
189,648	Hill-Rom Holdings, Inc. (c)(d)	7,857,117
80,000	Medtronic, Inc. (d)	4,956,000
203,943	NuVasive, Inc. (c)(d)(e)	7,111,492
126,524	Wright Medical Group, Inc. (e)	3,833,677

		32,091,921

Healthcare Facilities - 11.5%
168,929	Acadia Healthcare Co., Inc. (d)(e)	8,193,056
85,194	Adcare Health Systems, Inc. (c)(d)(e)	403,820
204,123	Brookdale Senior Living, Inc. (c)(e)	6,576,843
95,000	Community Health Systems, Inc. (c)(d)(e)	5,205,050
151,061	HCA Holdings, Inc. (c)(e)	10,652,822
29,331	HealthSouth Corp. (d)	1,082,314
50,000	Universal Health Services, Inc., Class B (c)	5,225,000
115,076	VCA, Inc. (e)	4,525,939

		41,864,844

Healthcare Services - 8.8%
107,304	Air Methods Corp. (d)(e)	5,960,737

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE (continued)
Healthcare Services (continued)
180,553	Civitas Solutions, Inc. (e)	2,820,238
3,982,699	CNS Response, Inc. (e)(f)	808,488
375,018	ExamWorks Group, Inc. (c)(d)(e)	12,281,839
184,969	LHC Group, Inc. (d)(e)	4,291,281
105,709	Team Health Holdings, Inc. (c)(e)	6,130,065

		32,292,648

Healthcare Technology - 0.8%
38,784	Medidata Solutions, Inc. (d)(e)	1,717,743
257,682	Streamline Health Solutions, Inc. (e)	1,193,068

		2,910,811

Life Sciences Tools & Services - 4.2%
181,045	Albany Molecular Research, Inc. (d)(e)	3,995,663
104,000	ICON PLC (c)(e)	5,951,920
134,611	NanoString Technologies, Inc. (c)(d)(e)	1,472,645
40,000	PAREXEL International Corp. (d)(e)	2,523,600
13,086	Thermo Fisher Scientific, Inc.	1,592,566

		15,536,394

Pharmaceuticals - 15.6%
250,000	AbbVie, Inc. (d)	14,440,000
40,000	Actavis PLC (c)(e)	9,651,200
217,076	Akorn, Inc. (d)(e)	7,873,346
642,211	Aratana Therapeutics, Inc. (d)(e)	6,447,798
477,038	Avanir Pharmaceuticals, Inc. (d)(e)	5,686,293
135,739	Endocyte, Inc. (e)	825,293
36,196	Pacira Pharmaceuticals, Inc. (e)	3,508,116

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE (continued)
Pharmaceuticals (continued)
72,866	Revance Therapeutics, Inc. (d)(e)	1,408,500
22,612	Shire PLC, ADR	5,857,639
37,134	ZS Pharma, Inc. (d)(e)	1,456,767

		57,154,952

		240,641,291

	Total Common Stocks (Cost $247,614,426)	248,357,949

Units
Rights (e) - 0.0%
HEALTHCARE - 0.0%
Healthcare Equipment - 0.0%
69,326	Wright Medical Group, Inc.	152,517

	Total Rights (Cost $188,242)	152,517

Warrants (e) - 0.9%
HEALTHCARE - 0.9%
Biotechnology - 0.2%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	111,677
121,816	MediciNova, Inc., expires 03/24/2016	104,261
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016	525,438

		741,376

Life Sciences Tools & Services - 0.0%
40,000	Pluristem Therapeutics, Inc. expires 01/27/2016	20,203
30,000	pSivida Corp., expires 01/19/2016	58,756

		78,959

Pharmaceuticals - 0.7%
37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/2016	1,149

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Long/Short Healthcare Fund

Units		Value ($)
Warrants (continued)
HEALTHCARE (continued)
Pharmaceuticals (continued)
252,549	Horizon Pharmaceuticals, expires 09/20/2017	2,227,936
521,727	Neostem, Inc., expires 07/19/2016	67,474

		2,296,559

		3,116,894

	Total Warrants (Cost $—)	3,116,894

Shares
Investment Companies (g) - 25.6%
93,431,820	State Street Navigator Prime Securities Lending Portfolio	93,431,820

	Total Investment Companies (Cost $93,431,820)	93,431,820

Total Investments - 95.6% (Cost $345,630,088) (h)		349,443,680

Securities Sold Short (i) - (23.5)%
Common Stocks & Exchange-Traded Funds - (23.5)%
HEALTHCARE - (22.7)%
Biotechnology - (8.5)%
18,120	Biogen Idec, Inc. (j)	(5,994,277)
75,569	Cubist Pharmaceuticals, Inc. (j)	(5,013,247)
45,000	Incyte Corp., Ltd. (j)	(2,207,250)
135,282	Intrexon Corp. (j)	(2,513,540)
17,231	iShares Nasdaq Biotechnology Index Fund, ETF	(4,714,919)
101,448	Isis Pharmaceuticals, Inc. (j)	(3,939,226)
167,413	Seattle Genetics, Inc. (j)	(6,224,415)
120,000	Threshold Pharmaceuticals, Inc. (j)	(433,200)

		(31,040,074)

Units		Value ($)
Securities Sold Short (i) (continued)
Common Stocks & Exchange-Traded Funds (continued)
HEALTHCARE (continued)
Healthcare Equipment - (4.9)%
25,183	IDEXX Laboratories, Inc. (j)	(2,967,313)
84,656	ResMed, Inc.	(4,171,001)
52,891	Sirona Dental Systems, Inc. (j)	(4,055,682)
82,339	Varian Medical Systems, Inc. (j)	(6,597,001)

		(17,790,997)

Healthcare Technology - (0.5)%
31,538	Computer Programs & Systems, Inc.	(1,813,120)

Managed Healthcare - (2.5)%
68,538	Aetna, Inc.	(5,551,578)
30,547	WellPoint, Inc.	(3,654,032)

		(9,205,610)

Pharmaceuticals - (6.3)%
133,654	Bristol-Myers Squibb Co.	(6,840,412)
120,000	Horizon Pharma PLC (j)	(1,473,600)
70,055	Johnson & Johnson	(7,467,162)
152,938	Medicines Co. (The) (j)	(3,413,576)
27,032	Perrigo Co. PLC	(4,059,936)

		(23,254,686)

		(83,104,487)

INDUSTRIALS - (0.3)%
22,571	Advisory Board Co. (The) (j)	(1,051,583)

INFORMATION TECHNOLOGY - (0.5)%
40,548	MAXIMUS, Inc.	(1,627,191)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Long/Short Healthcare Fund

Units	Value ($)
Securities Sold Short (i) (continued)
Common Stocks & Exchange-Traded Funds (continued)
INFORMATION TECHNOLOGY (continued)
Total Common Stocks & Exchange-Traded Funds (Proceeds $86,610,452)	(85,783,261)

Total Securities Sold Short (Proceeds $86,610,452)	(85,783,261)

Other Assets & Liabilities, Net - 27.9%	101,966,614

Net Assets - 100.0%	365,627,033

(a)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(b)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(c)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $82,091,097.
(d)	Securities (or a portion of securities) on loan. As of September 30, 2014, the market value of securities loaned was $89,566,316. The loaned securities were secured with cash and securities collateral of $93,432,842. Collateral is calculated based on prior day’s prices.
(e)	Non-income producing security.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $1,136,601, or 0.31% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2014.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	Cost for U.S. federal income tax purposes is $345,630,088.
(i)	As of September 30, 2014, $80,141,650 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(j)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 72.1%
AEROSPACE - 0.7%
6,951,995	Sequa Corp. Initial Term Loan 5.25%, 06/19/2017	6,643,535

BROADCASTING - 1.8%
13,571,429	Clear Channel Communications, Inc. Tranche D Term Loan 01/30/2019 (b)	13,004,346
4,418,190	Comcorp Broadcasting, Inc. Term Loan B 9.00%, 04/01/2015 (c)	4,418,190

		17,422,536

CHEMICALS - 5.2%
1,657,470	Allnex U.S.A., Inc. Tranche B-2 Term Loan 4.50%, 10/03/2019	1,652,299
5,750,000	Arysta LifeScience Corp. Second Lien Term Loan 8.25%, 11/30/2020	5,800,312
12,201,812	Arysta LifeScience SPC LLC First Lien Initial Term Loan 4.50%, 05/29/2020	12,110,298
9,473,341	Axalta Coating Systems Dutch Holding B BV and Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term Loan B 3.75%, 02/01/2020	9,302,631
607,595	MacDermid, Inc. Term Loan B 06/07/2020 (b)	601,519

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
CHEMICALS (continued)
6,474,814	Tranche B First Lien Term Loan 06/07/2020 (b)	6,380,929
5,876,543	Signode Industrial Group US, Inc. Initial Term Loan B 4.00%, 05/01/2021	5,784,752
9,291,742	Univar, Inc. New Term Loan B 5.00%, 06/30/2017	9,208,488

		50,841,228

CONSUMER DISCRETIONARY - 1.1%
3,204,762	FGI Operating Co. LLC Term Loan B 5.50%, 04/19/2019	3,204,762
7,735,294	Maxim Crane Works, LP Second Lien Term Loan 10.25%, 11/26/2018	7,912,587

		11,117,349

CONSUMER PRODUCTS - 1.0%
9,973,646	SRAM LLC First Lien Term Loan 4.03%, 04/10/2020	9,674,436

ENERGY - 4.2%
4,251,887	Arch Coal, Inc. Term Loan 05/16/2018 (b)	3,903,764
13,234,375	Azure Midstream Energy LLC Term Loan 6.50%, 11/15/2018	13,135,117
8,333,333	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	8,348,958

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
ENERGY (continued)
3,103,251	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 03/31/2021 (b)	2,983,000
1,430,240	Fieldwood Energy LLC Closing Date Second Lien Term Loan 8.38%, 09/30/2020	1,437,749
3,951,973	FTS International, Inc. Initial Term Loan 5.75%, 04/16/2021	3,963,255
2,590,580	Paragon Offshore Finance Co. Term Loan B 3.75%, 07/18/2021	2,431,907
2,532,727	Petroleum Geo-Services ASA Extended Term Loan 3.25%, 03/19/2021	2,447,248
2,487,469	Seadrill Partners Finco LLC Additional Initial Term Loan 4.00%, 02/21/2021	2,373,978

		41,024,976

FINANCIAL - 5.0%
10,000,000	IMC OP, LP First Lien Term Loan 08/15/2020 (b)	10,000,000
15,965,605	National Financial Partners Corp. Term Loan B 4.50%, 07/01/2020	15,852,489
7,750,000	Nuveen Investments, Inc. Tranche B First Lien Term Loan 4.16%, 05/15/2017	7,740,971

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
FINANCIAL (continued)
3,000,000	Tranche B Second Lien Term Loan 6.50%, 02/28/2019	3,013,875
12,260,948	Ocwen Loan Servicing Initial Term Loan 5.00%, 02/15/2018	12,074,460

		48,681,795

FOOD & DRUG - 2.4%
23,599,814	Supervalu, Inc. New Term Loan 4.50%, 03/21/2019	23,208,175

FOREST PRODUCTS & CONTAINERS - 1.0%
9,614,458	BWAY Holding Company, Inc. Term Loan B 5.50%, 08/14/2020	9,620,515

GAMING & LEISURE - 0.9%
22,925,890	Ginn LA Conduit Lender, Inc. First Lien Tranche A Credit-Linked (d)	458,518
49,138,954	First Lien Tranche B Term Loan (d)	982,779
7,000,000	Second Lien Term Loan (c)(d)	—
10,571,419	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (c)	6,092,309
973,171	RHP Hotel Properties, LP Tranche B Term Loan 3.75%, 01/15/2021	968,305
18,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (c)(d)	—

		8,501,911

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HEALTHCARE - 6.8%
8,710,151	Akorn, Inc. Term Loan 04/16/2021 (b)	8,680,188
5,468,130	Biomet, Inc. Dollar Term Loan B-2 3.66%, 07/25/2017	5,436,797
1,413,966	Catalent Pharma Solutions, Inc. Term Loan 6.50%, 12/29/2017	1,417,501
31,146,760	CCS Medical, Inc. First Lien Term Loan (c)(d)	19,715,899
4,169,744	DaVita HealthCare Partners, Inc. Tranche B Term Loan 3.50%, 06/24/2021	4,129,882
5,285,809	Kinetic Concepts, Inc. Dollar Term Loan E-1 4.00%, 05/04/2018	5,224,705
7,110,319	Onex Carestream Finance LP First Lien Term Loan 5.00%, 06/07/2019	7,110,959
6,808,501	Second Lien Term Loan 9.50%, 12/07/2019	6,857,454
4,486,486	Surgery Center Holdings, Inc. First Lien Term Loan 07/09/2020 (b)	4,480,878
3,700,000	Second Lien Term Loan 07/09/2021 (b)	3,653,750

		66,708,013

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HOUSING - 0.8%
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(d)	4,000,000
7,591,233	LBREP/L-SunCal Master I LLC First Lien Term Loan (c)(d)	575,415
2,669,880	Nevada Land Group LLC First Lien Initial Term Loan 40.15%, 11/10/2014	2,683,229
2,263,662	Second Lien Initial Term Loan 10.00%, 11/12/2014 (c)	769,419

		8,028,063

INFORMATION TECHNOLOGY - 8.9%
17,566,171	Avaya, Inc. Replacement Term Loan B-6 6.50%, 03/30/2018	17,460,071
14,712,211	Dell, Inc. Term Loan B 4.50%, 04/29/2020	14,631,073
10,664,301	Freescale Semiconductor, Inc. Tranche B-5 Term Loan 5.00%, 01/15/2021	10,643,505
11,723,053	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/2019	11,664,437
4,917,225	Second Lien Term Loan 9.75%, 04/30/2020	5,077,035
2,657,407	Novell, Inc. First Lien Term Facility 7.25%, 11/22/2017	2,665,300
2,018,750	Rovi Solutions Corp. Term Loan B 3.75%, 07/02/2021	1,967,020

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
INFORMATION TECHNOLOGY (continued)
10,624,426	RP Crown Parent LLC First Lien New Term Loan 6.00%, 12/21/2018	10,368,271
12,743,345	Scientific Games International, Inc. Initial Term Loan 10/18/2020 (b)	12,520,400

		86,997,112

MANUFACTURING - 2.9%
4,413,793	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	4,424,828
10,246,526	Term Loan B 4.50%, 04/09/2020	10,195,345
1,995,000	Doosan Infracore International, Inc. Term Loan B 05/28/2021 (b)	1,995,000
480,000	Filtration Group Corp. Second Lien Initial Term Loan 8.25%, 11/21/2021	481,800
11,145,904	Veyance Technologies, Inc. Term Loan 5.25%, 09/08/2017	11,138,937

		28,235,910

MEDIA & TELECOMMUNICATIONS - 7.1%
5,259,204	Aufinco Pty, Ltd. Term Loan B 4.00%, 05/29/2020	5,190,177
3,555,556	Charter Communications Operating LLC Term Loan G 09/12/2021 (b)	3,551,307

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
MEDIA & TELECOMMUNICATIONS (continued)
7,473,856	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	7,358,609
2,279,577	Endurance Business Media, Inc. Term Loan (c)(d)	—
10,213,055	Integra Telecom Holdings, Inc. Term Loan B 5.25%, 02/22/2019	10,171,538
2,000,000	Level 3 Financing, Inc. Tranche B-III Term Loan 4.00%, 08/01/2019	1,967,500
5,000,000	Tranche B Term Loan 4.00%, 01/15/2020	4,918,125
5,159,050	Media General, Inc. Term Loan B 4.25%, 07/31/2020	5,113,908
7,058,824	Mediacom Illinois LLC Term Loan G 3.75%, 06/30/2021	6,944,118
3,000,000	Metro-Goldwyn-Mayer, Inc. Second Lien Term Loan 5.13%, 06/26/2020	3,012,195
4,581,680	Tribune Co. Initial Term Loan 4.00%, 12/27/2020	4,528,006
4,807,692	Tribune Publishing Co. Initial Term Loan 5.75%, 07/07/2021	4,771,635
7,223,000	TWCC Holding Corp. Second Lien Term Loan 7.00%, 06/26/2020	7,096,597

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
MEDIA & TELECOMMUNICATIONS (continued)
5,184,579	Univision Communications, Inc. Incremental Term Loan 4.00%, 03/01/2020	5,092,449

		69,716,164

METALS & MINERALS - 0.6%
6,448,161	Walter Energy, Inc. Term Loan B 04/02/2018 (b)	5,764,850

RETAIL - 3.0%
10,000,000	Albertson’s LLC Term Loan B-4 08/25/2021 (b)	9,967,700
609,756	JC Penney Corp., Inc. Term Loan 5.00%, 06/20/2019	606,137
14,505,789	Term Loan 6.00%, 05/22/2018	14,502,162
4,485,981	Men’s Wearhouse, Inc. (The) Tranche B Term Loan 4.50%, 06/18/2021	4,467,275

		29,543,274

SERVICE - 12.8%
14,230,769	Acosta Holdco, Inc. Initial Term Loan 09/26/2021 (b)	14,230,769
4,570,676	ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan 3.75%, 10/09/2019	4,458,694
213,710	Advantage Sales & Marketing, Inc. Delayed Draw Term Loan 3.75%, 07/23/2021 (e)	210,333

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE (continued)
12,822,581	First Lien Term Loan 4.25%, 07/23/2021	12,619,984
3,840,000	Second Lien Term Loan 07/25/2022 (b)	3,795,437
5,343,750	AlixPartners, LLP First Lien Replacement Term Loan B-2 4.00%, 07/10/2020	5,272,491
4,856,279	Ceridian Corp. Term Loan B1 4.15%, 05/09/2017	4,846,421
5,065,539	Term Loan B2 4.50%, 09/15/2020	5,016,479
9,006,016	EnergySolutions LLC Term Advance 6.75%, 05/29/2020	9,157,992
5,500,000	First Data Corporation Dollar Term Loan 3.66%, 03/23/2018	5,402,045
1,000,000	Term Loan 3.66%, 09/24/2018	980,730
7,871,733	Moneygram International, Inc. Term Loan 4.25%, 03/27/2020	7,746,297
5,000,000	ServiceMaster Co. (The) Initial Term Loan 4.25%, 07/01/2021	4,932,050
9,858,364	Spin Holdco, Inc. First Lien Initial Term Loan 4.25%, 11/14/2019	9,704,377

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE (continued)
12,727,273	Travelport Finance S.a.r.l. Initial Term Loan 09/02/2021 (b)	12,736,373
2,216,667	Vantiv LLC Term Loan B 3.75%, 06/13/2021	2,205,107
27,976,286	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	21,431,793

		124,747,372

TRANSPORTATION - 0.4%
26,954	JHT Holdings, Inc. Second Lien Term Loan 12.50%, 05/30/2015 (c)	26,954
2,954,774	Pilot Travel Centers LLC Tranche B Term Loan 4.25%, 08/07/2019	2,956,015
1,480,664	TI Group Automotive Systems LLC Term Loan Facility 4.25%, 07/02/2021	1,463,088

		4,446,057

UTILITY - 5.5%
4,344,192	Entegra TC LLC Third Lien Term Loan (d)	3,996,657
5,886,396	Equipower Resources Holdings LLC First Lien Term C Advance 4.25%, 12/31/2019	5,873,152

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
UTILITY (continued)
13,000,000	Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan 4.65%, 10/10/2014	9,605,570
38,877,210	2017 Extended Term Loan 4.65%, 10/10/2017	28,877,214
5,607,477	TPF II LC LLC Term Loan B 10/02/2021 (b)	5,604,000

		53,956,593

	Total U.S. Senior Loans (Cost $865,480,905)	704,879,864

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 5.3%
CANADA - 2.2%
USD
7,100,239	Husky Injection Molding Systems, Ltd. and Yukon Acquisition, Inc. New Term Loan 4.25%, 06/30/2021	7,009,285
4,631,579	Second Lien Term Loan 7.25%, 06/30/2022	4,538,947
4,852,282	Tervita Corp. Term Loan 6.25%, 05/15/2018	4,836,464
5,233,854	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan E-1 3.75%, 08/05/2020	5,180,207

		21,564,903

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
GERMANY - 0.0%
EUR
334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan (c)(d)	210,263

LUXEMBOURG - 0.8%
USD
3,194,495	Allnex (Luxembourg) & Cy S.C.A. Tranche B-1 Term Loan 4.50%, 10/03/2019	3,184,529
4,675,325	Evergreen Skills Lux S.a.r.l. First Lien Term Loan 04/28/2021 (b)	4,597,410

		7,781,939

MARSHALL ISLANDS - 2.3%
USD
15,625,000	Drillships Ocean Ventures, Inc. Term Loan B 07/25/2021 (b)	15,195,312
6,880,228	OSG International, Inc. Term Loan B 5.75%, 08/05/2019	6,863,028

		22,058,340

UNITED KINGDOM - 0.0%
GBP
1,024,426	Henson No. 4, Ltd. Term Loan Facility B (c)(d)	51,998
1,030,949	Term Loan Facility C (c)(d)	51,609

		103,607

	Total Foreign Denominated or Domiciled Senior Loans (Cost $55,332,260)	51,719,052

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (f)(g) - 10.4%
3,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.58%, 06/15/2022	2,782,500
1,174,797	Series 2007-1A, Class E 4.98%, 06/15/2022	1,114,030
3,000,000	Acis CLO 2013-1, Ltd. Series 2013-1A, Class E 5.83%, 04/18/2024	2,778,000
1,000,000	Apidos CDO Series 2007-5A, Class C 1.68%, 04/15/2021	921,300
1,000,000	Apidos CLO Series 2013-12A, Class F 5.13%, 04/15/2025	831,900
3,000,000	Carlyle High Yield Partners X, Ltd. Series 2007-10A, Class E 3.43%, 04/19/2022	2,791,950
1,700,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.24%, 01/27/2025	1,558,900
3,200,000	Series 2012-1A, Class E 5.48%, 12/20/2023	3,046,992
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.53%, 04/15/2021	875,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.06%, 04/13/2025	1,781,800
3,000,000	Series 2013-1A, Class E 5.38%, 04/20/2024	2,782,740
2,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 5.84%, 10/17/2026	1,694,200
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E 5.73%, 01/15/2025	952,500
1,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.74%, 05/01/2022	882,250
2,000,000	Flagship CLO Series 2013-7A, Class E 4.98%, 01/20/2026	1,770,000
1,500,000	Gale Force CLO, Ltd. Series 2007-3A, Class E 3.73%, 04/19/2021	1,395,000
12,900,000	Series 2007-4A, Class E 6.63%, 08/20/2021	12,924,510
1,750,000	Grant Grove CLO, Ltd. Series 2007-1A, Class D 1.73%, 01/25/2021	1,637,125
1,250,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.28%, 04/15/2025	1,075,000
1,500,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.39%, 10/22/2025	1,346,700

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,315,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class C 1.68%, 11/20/2020	1,213,088
1,500,000	Series 2006-1A, Class D 3.73%, 11/20/2020	1,459,500
3,000,000	Harch CLO III, Ltd. Series 2007-1A, Class E 3.98%, 04/17/2020	2,850,000
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 6.99%, 11/12/2019	999,913
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class E 3.73%, 01/20/2021	936,600
2,500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.63%, 01/25/2019	2,356,250
2,000,000	Marlborough Street CLO, Ltd. Series 2007-1A, Class E 3.88%, 04/18/2019	1,934,000
918,075	Mountain Capital CLO VI, Ltd. Series 2007-6A, Class E 3.53%, 04/25/2019	842,334
2,672,121	Navigator CDO, Ltd. Series 2006-2A, Class D 3.73%, 09/20/2020	2,542,168
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.88%, 06/02/2025	2,670,000
1,500,000	Palmer Square CLO, Ltd. Series 2013-2A, Class D 5.58%, 10/17/2025	1,376,400
944,878	Primus CLO II, Ltd. Series 2007-2A, Class E 4.98%, 07/15/2021	860,878

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,000,000	Red River CLO, Ltd. Series 1A, Class D 1.89%, 07/27/2018	934,375
648,102	Series 1A, Class E 3.99%, 07/27/2018	606,667
5,378,438	San Gabriel CLO, Ltd. Series 2007-1A, Class B2L 4.48%, 09/10/2021	5,173,251
1,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 5.46%, 06/22/2025	895,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.47%, 10/15/2026	1,514,520
2,500,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class C 5.79%, 10/30/2026 (h)	2,462,500
1,000,000	Series 2014-1A, Class D 7.23%, 10/30/2026 (h)	985,000
3,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.64%, 02/27/2021	2,859,600
1,250,000	Stone Tower CLO V, Ltd. Series 2006-5A, Class D 3.98%, 07/16/2020	1,194,250
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.24%, 11/01/2021	1,242,285

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
5,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class D 4.09%, 07/15/2026	4,740,000
5,500,000	Series 2014-2A, Class E 5.44%, 07/15/2026	4,950,000
6,000,000	Vibrant CLO, Ltd. Series 2012-1A, Class D 5.73%, 07/17/2024	5,646,000
3,500,000	Zais CLO, Ltd. Series 2014-2A, Class D 5.68%, 07/25/2026	3,215,450

	Total Collateralized Loan Obligations (Cost $99,825,370)	101,402,426

Corporate Bonds & Notes - 5.5%
BROADCASTING - 0.6%
6,500,000	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021	5,963,750

ENERGY - 0.6%
5,788,000	Arch Coal, Inc. 7.00%, 06/15/2019 (i)	3,103,815
3,000,000	Venoco, Inc. 8.88%, 02/15/2019 (i)	2,745,000

		5,848,815

GAMING & LEISURE - 0.5%
5,000,000	Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/2018	1,181,250
5,000,000	11.25%, 06/01/2017	3,906,250

		5,087,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
HEALTHCARE - 0.1%
1,250,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (g)	1,140,625

INFORMATION TECHNOLOGY - 0.4%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (g)(i)	4,022,480

METALS & MINERALS - 0.2%
2,000,000	Walter Energy, Inc. 9.50%, 10/15/2019 (g)	1,830,000

OIL & GAS - 0.3%
3,000,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (g)	2,760,000

SERVICE - 1.5%
2,500,000	Bon-Ton Department Stores, Inc. (The) 8.00%, 06/15/2021 (i)	2,250,000
12,000,000	Cenveo Corp. Term Loan 6.00%, 08/01/2019 (g)	11,310,000
588,898	Travelport LLC PIK 13.88%, 03/01/2016 (g)	588,898

		14,148,898

UTILITY - 1.3%
3,817,897	Entegra TC LLC 9.23%, 10/03/2017 (g)	3,817,897
20,000,000	Texas Competitive Electric Holdings Co. LLC (d)	2,512,500
8,000,000	Texas Competitive Electric Holdings Co. LLC (d)(g)	6,740,000

		13,070,397

	Total Corporate Bonds & Notes (Cost $59,167,528)	53,872,465

Shares		Value ($)
Claims (j)(k) - 0.1%
TELECOMMUNICATIONS - 0.1%
3,414,269	Wind Telecomunicazione SpA Trade Claim Facility 3692	704,193

	Total Claims (Cost $2,057,712)	704,193

Common Stocks & Exchange-Traded Funds - 13.6%
BROADCASTING - 0.4%
304,726	Communications Corp. of America (c)(j)	3,534,822

CONSUMER DISCRETIONARY - 0.5%
153,183	American Airlines Group, Inc. (i)	5,434,933

ENERGY - 0.2%
1,118,286	Value Creation, Inc. (j)	1,677,429

GAMING & LEISURE - 0.4%
44	LLV Holdco LLC - Litigation Trust Units (c)(j)(l)	3,595,250
34,512	LLV Holdco LLC - Series A, Membership Interest (c)(j)(l)	—
436	LLV Holdco LLC - Series B, Membership Interest (c)(j)(l)	—

		3,595,250

HEALTHCARE - 0.0%
207,031	CCS Medical, Inc. (c)(j)(l)	28,984

HOUSING - 0.5%
1,648,350	CCD Equity Partners LLC (c)(j)	5,274,720
70,480	Las Vegas Land Holdings LLC (c)(j)	13,215

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Shares		Value ($)
Common Stocks & Exchange-Traded Funds (continued)
HOUSING (continued)
8	Nevada Land Group LLC (c)(j)(l)	—

		5,287,935

MEDIA & TELECOMMUNICATIONS - 9.1%
4,921	Endurance Business Media, Inc., Class A (c)(j)(l)	—
3,776,559	Media General, Inc. (i)(j)(m)	49,510,691
501,736	Metro-Goldwyn-Mayer, Inc., Class A (j)(m)	39,041,583

		88,552,274

OTHER - 2.3%
1,150,000	Highland/iBoxx Senior Loan, ETF (i)(l)	22,402,000

REAL ESTATE - 0.0%
339,013	Allenby (c)(j)	—
1,677,720	Claymore (c)(j)	—

		—

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (c)(j)	6,190

UTILITY - 0.2%
10,378	Entegra TC LLC, Class A (j)	2,459,586
286,159	Entegra TC LLC, Class B (j)	14,308

		2,473,894

	Total Common Stocks & Exchange-Traded Funds (Cost $379,311,314)	132,993,711

Units		Value ($)
Warrants (c)(j) - 0.0%
GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Shares
Investment Companies (n) - 3.8%
37,253,174	State Street Navigator Prime Securities Lending Portfolio	37,253,174

	Total Investment Companies (Cost $37,253,174)	37,253,174

Total Investments - 110.8% (Cost $1,498,428,263) (o)		1,082,824,885

Securities Sold Short (p) - (3.9)%
Common Stocks - (3.9)%
ENERGY - (0.2)%
300,000	Gray Television, Inc. (q)	(2,364,000)
MEDIA & TELECOMMUNICATIONS - (3.7)%
495,997	Gannett Co., Inc.	(14,716,231)
596,763	LIN Media LLC, Class A (q)	(13,248,139)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Floating Rate Opportunities Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
MEDIA & TELECOMMUNICATIONS (continued)
295,936	Sinclair Broadcast Group, Inc., Class A	(7,720,970)

		(35,685,340)

	Total Common Stocks (Proceeds $41,637,668)	(38,049,340)

	Total Securities Sold Short (Proceeds $41,637,668)	(38,049,340)

Other Assets & Liabilities, Net - (6.9)%		(67,382,166)

Net Assets - 100.0%		977,393,379

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $48,365,239, or 4.9% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2014.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	Senior loan has additional unfunded loan commitment. See Note X.
(f)	Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2014.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2014, these securities amounted to $133,612,326 or 13.7% of net assets.
(h)	Security purchased on a when-issued basis. As of September 30, 2014, assets with a total aggregate market value of $3,447,500, or 0.4% of net assets, were purchased on a when-issued basis.
(i)	Securities (or a portion of securities) on loan. As of September 30, 2014, the market value of securities loaned was $35,975,474. The loaned securities were secured with cash collateral of $37,253,174. Collateral is calculated based on prior day’s prices.
(j)	Non-income producing security.
(k)	These positions represent claims that have been filed with the United State Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(l)	Affiliated issuer. Assets with a total aggregate market value of $26,026,234, or 2.7% of net assets, were affiliated with the Fund as of September 30, 2014.
(m)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(n)	Represents investments of cash collateral received in connection with securities lending.
(o)	Cost for U.S. federal income tax purposes is $1,498,428,263.
(p)	As of September 30, 2014, $59,389,909 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(q)	No dividend payable on security sold short.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound
USD	United States Dollar

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2014	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 37.4%
ENERGY - 1.6%
185,714	Drillships Financing Holding, In. Tranche B-1 Term Loan 03/31/2021 (b)	178,518
323,822	Paragon Offshore Finance Co. Term Loan B 07/28/2021 (b)	303,988

		482,506

HEALTHCARE - 7.4%
2,220,000	Surgery Center Holdings, Inc. Second Lien Term Loan 07/09/2021 (b)	2,192,250

SERVICE - 8.7%
1,818,182	Travelport Finance S.a.r.l. Initial Term Loan 6.00%, 09/02/2021	1,819,482
997,468	Weight Watchers International, Inc. Term Loan B-2 04/02/2020 (b)	764,131

		2,583,613

UTILITY - 19.7%
1,390,710	Entegra TC LLC Third Lien Term Loan 10/02/2020 (b)	1,279,453
6,190,310	Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan 10/10/2017 (b)(e)	4,598,039

		5,877,492

	Total U.S. Senior Loans (Cost $11,370,751)	11,135,861

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (c) - 20.7%
TELECOMMUNICATION SERVICES - 6.2%
2,000,000	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021	1,835,000

UTILITIES - 14.5%
3,000,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (f)	2,760,000
5,000,000	Texas Competitive Electric Holdings Co. LLC (e)	628,125
3,000,000	Texas Competitive Electric Holdings Co. LLC (e)	930,000

		4,318,125

	Total Corporate Bonds & Notes (Cost $6,547,025)	6,153,125

Foreign Corporate Bonds & Notes (c) - 0.0%
HEALTHCARE EQUIPMENT & SERVICES - 0.0%
317,986	Celtic Pharma Phinco BV, PIK (d)(e)	2,201

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	2,201

Sovereign Bonds - 21.1%
1,376,100	Argentine Republic Government International Bond 7.82%, 12/31/2033 (e)	1,489,773
2,804,080	8.28%, 12/31/2033 (e)(f)	2,425,529
2,804,080	8.28%, 12/31/2033 (e)	2,369,448

		6,284,750

	Total Sovereign Bonds (Cost $6,401,626)	6,284,750

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Opportunistic Credit Fund

Shares		Value ($)
Common Stocks - 20.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
24,889	Pendrell Corp. (f)(g)	33,351

HEALTHCARE EQUIPMENT & SERVICES - 0.1%
141,000	Genesys Ventures IA, LP (d)(g)	43,315

MATERIALS - 5.8%
6,632	Euramax International, Inc. (d)	1,732,837

MEDIA - 1.7%
6,363	Metro-Goldwyn-Mayer, Inc., Class A (g)(h)	495,124

SOFTWARE & SERVICES - 6.6%
22,175	Microsoft Corp. (f)	1,028,033
73,250	TiVo, Inc. (f)(g)	937,234

		1,965,267

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
48,447	Corning, Inc.	936,965

UTILITIES - 2.7%
3,322	Entegra TC LLC, Class A (g)	787,314

	Total Common Stocks (Cost $5,925,682)	5,994,173

Investment Companies (i) - 4.6%
1,364,436	State Street Navigator Prime Securities Lending Portfolio	1,364,436

	Total Investment Companies (Cost $1,364,436)	1,364,436

Total Investments - 104.0% (Cost $31,822,081) (j)		30,934,546

Other Assets & Liabilities, Net - (4.0)%		(1,189,115)

Net Assets applicable to Common Shareholders - 100.0%		29,745,431

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2014, these securities amounted to $6,155,326 or 20.7% of net assets.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $1,778,353, or 6.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2014.
(e)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(f)	Securities (or a portion of securities) on loan. As of September 30, 2014, the market value of securities loaned was $3,773,321. The loaned securities were secured with cash and securities collateral of $3,869,436. Collateral is calculated based on prior day’s prices.
(g)	Non-income producing security.
(h)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(i)	Represents investments of cash collateral received in connection with securities lending.
(j)	Cost for U.S. federal income tax purposes is $31,822,081.

Glossary:

PIK         Payment-in-Kind

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

As of September 30, 2014	Highland Funds I

Valuation of Investments

In computing the Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, Highland Floating Rate

Opportunities Fund and the Highland Opportunistic Credit Fund’s (the “Funds”) net assets attributable to Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements:

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2014	Highland Funds I

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of September 30, 2014 is as follows:

	Total value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$778,544,096	$778,544,096	$—	$—
Rights	295,258	295,258	—	—
Purchased Options Equity Contracts	160,000	160,000	—	—
Registered Investment Companies	9,918,725	9,918,725	—	—
Investment Companies	38,817,278	38,817,278	—	—
Other Financial Instruments
Foreign Currency Contracts – Futures(2)	334,328	334,328	—	—

Total Assets	828,069,685	828,069,685	—	—

Liabilities
Securities Sold Short(1)	(276,425,889)	(265,398,355)	(11,027,534)	—
Other Financial Instruments
Written Options Contracts Equity Contracts	(67,000)	(67,000)	—	—

Total Liabilities	(276,492,889)	(265,465,355)	(11,027,534)	—

Total	$551,576,796	$562,604,330	$(11,027,534)	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

	Total value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
U.S. Senior Loans(1)	$4,384,500	$—	$—	$4,384,500
Common Stocks (1)	248,357,949	247,221,348	—	1,136,601
Rights(1)
Equity Contracts	152,517	152,517	—	—
Warrants(1)
Equity Contracts	3,116,894	—	3,116,894	—
Investment Companies	93,431,820	93,431,820	—	—

Total Assets	349,443,680	340,805,685	3,116,894	5,521,101

Liabilities
Securities Sold Short(1)	(85,783,261)	(85,783,261)	—	—

Total Liabilities	(85,783,261)	(85,783,261)	—	—

Total	$263,660,419	$255,022,424	$3,116,894	$5,521,101

(1)	See Investment Portfolio detail for industry breakout.

	Total value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans(1)	$704,879,864	$—	$623,469,489	$81,410,375	(2)
Foreign Denominated or Domiciled Senior Loans(1)	51,719,052	—	40,003,207	11,715,845
Collateralized Loan Obligations	101,402,426	—	101,402,426	—
Corporate Bonds & Notes(1)	53,872,465	—	53,872,465	—
Claims(1)	704,193	—	704,193	—
Common Stocks (1)	132,993,711	77,347,624	41,515,477	14,130,610	(2)
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Investment Companies	37,253,174	37,253,174	—	—

Total Assets	1,082,824,885	114,600,798	860,967,257	107,256,830

Liabilities
Securities Sold Short(1)	(38,049,340)	(38,049,340)	—	—

Total Liabilities	(38,049,340)	(38,049,340)	—	—

Total	$1,044,775,545	$76,551,458	$860,967,257	$107,256,830

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

	Total value at September 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans(1)	$11,135,861	$—	$7,664,158	$3,471,703
Corporate Bonds & Notes(1)	6,153,125	—	6,153,125	—
Foreign Corporate Bonds & Notes(1)	2,201	—	—	2,201
Sovereign Bonds	6,284,750	—	6,284,750	—
Common Stocks(1)	5,994,173	2,935,583	1,282,438	1,776,152
Investment Companies	1,364,436	1,364,436	—	—

Total	$30,934,546	$4,300,019	$21,384,471	$5,250,056

(1)	See Investment Portfolio detail for industry breakout.

The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the three months ended September 30, 2014. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2014 or September 30, 2014.

	Balance as of June 30, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2014	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
US. Senior Loans	$—	$—	$—	$—	$—	$(11,100)	$4,395,600	$—	$4,384,500	$(11,100)
Common Stocks	1,248,903	—	—	—	—	(112,302)	—	—	$1,136,601	$—
Warrants
Equity Contracts	3,911,166	—	(3,096,690)	—	—	(814,476)	—	—	—	—

Total	$5,160,069	$—	$(3,096,690)	$—	$—	$(937,878)	$4,395,600	$—	$5,521,101	$(11,100)

	Balance as of June 30, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2014	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Floating Rate Opportunities Fund
U.S. Senior Loans	$70,070,175	$14,064,620	$(9,766,459)	$24,632	$(419,265)	$(792,820)	$24,623,797	$(16,394,305)	81,410,375	$(445,953)
Foreign Denominated or Domiciled Senior Loans	3,078,998	—	—	(16,349)	(4,116)	(122,916)	13,568,152	(4,787,924)	11,715,845	(86,731)
Common Stocks	13,453,878	—	—	—	—	406,751	269,981	—	14,130,610	406,751
Warrants
Equity Contracts	—	—	—	—	—	—	—	—	—	—

Total	$86,603,051	$14,064,620	$(9,766,459)	$8,283	$(423,381)	$(508,985)	$38,461,930	$(21,182,229)	$107,256,830	$(125,933)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended September 30, 2014, a net amount of $(3,096,690) and $4,298,161 of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments, respectively, was transferred between Level 2 and Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between Level 3 and Level 2 were due to management’s assessment of the observable and unobservable inputs used for valuing the assets.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Funds I

For the three months ended September 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 9/30/14	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Common Stocks	1,136,601	Discounted Cash Flows	Discount Rate	21%
			Scenario Probabilities	Various
Debt	4,384,500	Third-Party Pricing Vendor	N/A	N/A

Total	$5,521,101

Highland Floating Rate Opportunities Fund

Debt	$93,126,220	Third-Party Pricing Vendor	N/A	N/A
		Liquidation Analysis	Discount Rate	30%
		Multiples Analysis	Liquidity Discount	10%
			Timing/Risk Discount	75% - 90%
			Deal Risk	40%
		Recovery Analysis	Discount Rate	15%
		Discounted Cash Flows	Discount Rate	25%
Common Stocks	14,130,610	Sales Analysis	Minority Discount	20%
		Waterfall Recovery Analysis	Discount Rate	50%
		Recovery Analysis	Scenario Probabilities	Various
			Liquidity Discount	25%

Total	$107,256,830

Highland Opportunistic Credit Fund

Common Stocks	1,776,152	Third-Party Pricing Vendor	NA	NA
		Discounted Cash Flows	Discount Rate	21%
Debt	3,473,904	Third-Party Pricing Vendor	NA	NA

Total	$5,250,056

The significant unobservable inputs used in the fair value measurement of the Funds’ debt investments are discount rates, timing/risk discounts and liquidity discounts. Significant increases or decreases in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates, scenario probabilities and liquidity discounts. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for short sales are shown on the Investment Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enters into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. For the three months ended September 30, 2014, the Floating Rate Opportunities Fund invested in forward foreign currency exchange contracts, however none

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Funds I

For the three months ended September 30, 2014, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not invest in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. During the three months ended September 30, 2014, the Long/Short Equity Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions and to gain market exposure for residual and accumulating cash positions.

During the three months ended September 30, 2014, the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the three months ended September 30, 2014, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Funds I

Transactions in written options for the three months ended September 30, 2014 were as follows:

Long/Short Equity Fund	Number of Contracts	Premium
Outstanding, June 30, 2014	5,500	$621,401
Call Options Written	42,609	5,030,965
Put Options Written	28,250	2,106,339
Call Options Exercised	(19,040)	(1,849,158)
Call Options Expired	(9,080)	(990,848)
Put Options Expired	(13,400)	(939,159)
Call Options Closed	(14,489)	(2,190,959)
Put Options Closed	(14,850)	(1,167,180)

Outstanding, September 30, 2014	5,500	$621,401

Long/Short Healthcare Fund	Number of Contracts	Premium
Outstanding, June 30, 2014	—	$—
Put Options Written	13,997	1,162,571
Put Options Expired	(12,182)	(837,820)
Put Options Closed	(1,815)	(324,751)

Outstanding, September 30, 2014	—	$—

During the three months ended September 30, 2014, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund did not invest in options.

Unfunded Loan Commitments

As of September 30, 2014, the Floating Rate Opportunities Fund had unfunded loan commitments of $52,503,724, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Advantage Sales & Marketing, Inc.	$213,179	$210,333	$(2,846)
CCS Medical, Inc.	2,290,545	2,290,545	—
Dollar Tree, Inc.	50,000,000	50,000,000	—

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. As of September 30, 2014, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $(2,846). The net change in unrealized depreciation on unfunded transactions was $(2,846).

During the three months ended September 30, 2014, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not hold unfunded loan commitments.

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Long/Short Equity Fund held at least five percent of the outstanding voting securities of the following companies during the year ended September 30, 2014:

			Market Value
Issuer	Shares at June 30, 2014	Shares at September 30, 2014	June 30, 2014	September 30, 2014	Affiliated Income	Purchases	Sales
Highland Energy MLP Fund (Registered Investment Companies)	—	813,010	$—	$9,918,725	$—	$10,000,000	$—

	—	813,010	$—	$9,918,725	$—	$10,000,000	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2014	Highland Funds I

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the year ended September 30, 2014:

			Market Value
Issuer	Shares at June 30, 2014	Shares at September 30, 2014	June 30, 2014	September 30, 2014	Affiliated Income	Purchases	Sales
CCS Medical, Inc. (Common Stocks & Exchange-Traded Funds)	207,031	207,031	$12,836	$28,984	$—	$—	$—
Endurance Business Media, Inc., Class A (Common Stocks & Exchange-Traded Funds)	4,921	4,921	—	—	—	—	—
Highland/iBoxx Senior Loan, ETF (Common Stocks & Exchange-Traded Funds)	1,150,000	1,150,000	22,919,500	22,402,000	1,103,474	—	—
LLV Holdco LLC (Common Stocks & Exchange-Traded Funds)	34,992	34,992	3,944,631	3,595,250	—	—	—
Nevada Land Group LLC (Common Stocks & Exchange-Traded Funds)	8	8	—	—	—	—	—

	1,396,952	1,396,952	$26,876,967	$26,026,234	$1,103,474	$—	$—

At September 30, 2014, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not hold any affiliated securities.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2014, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$22,088,356	$18,184,597	$3,903,759	$823,831,598
Long/Short Healthcare Fund	9,610,274	11,216,200	(1,605,926)	351,049,606
Floating Rate Opportunities Fund	71,173,308	504,820,323	(433,647,015)	1,516,471,900
Opportunistic Credit Fund	390,426	1,283,586	(893,160)	31,827,706

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans(a) - 88.8%
AEROSPACE - 2.1%
1,738,059	American Airlines Class B Term Loan, 3.750%, 06/27/19	1,711,554
2,796,580	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	2,753,932

		4,465,486

AUTOMOTIVE - 1.0%
1,250,000	Federal-Mogul Corporation Tranche C Term Loan (2014), 4.750%, 04/15/21	1,241,094
1,000,000	Gates Global, LLC Initial Dollar Term Loan, 4.250%, 07/05/21(b)	983,540

		2,224,634

BROADCASTING - 4.5%
1,982,462	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20	1,927,231
968,545	Charter Communications Operating, LLC Term F Loan, 3.000%, 12/31/20	941,440
1,015,653	Clear Channel Communications, Inc. Tranche B Term Loan, 3.807%, 01/29/16	1,007,914
4,620,212	Clear Channel Communications, Inc. Tranche D Term Loan, 6.907%, 01/30/19(b)	4,427,156
804,231	Numericable U.S., LLC Dollar Denominated Tranche B- 1 Loan, 4.500%, 05/21/20	800,137
695,769	Numericable U.S., LLC Dollar Denominated Tranche B- 2 Loan, 4.500%, 05/21/20	692,228

		9,796,106

CABLE/WIRELESS VIDEO - 1.4%
1,768,466	CSC Holdings, LLC Term B Loan, 2.657%, 04/17/20	1,721,495
1,334,473	WideOpenWest Finance, LLC Term B Loan, 4.750%, 04/01/19(b)	1,332,244

		3,053,739

Principal Amount ($)		Value ($)
CHEMICALS - 3.6%
2,358,247	Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term B Loan, 4.000%, 02/01/20	2,315,751
3,116,248	Ineos US Finance, LLC Cash Dollar Term Loan, 3.750%, 05/04/18	3,058,037
2,413,397	Univar, Inc. Term B Loan, 5.000%, 06/30/17	2,391,773

		7,765,561

CONSUMER PRODUCTS - 0.6%
1,226,633	Serta Simmons Holdings, LLC Term Loan, 4.250%, 10/01/19	1,217,439

ENERGY - 1.7%
2,000,000	Energy Transfer Equity, L.P. Loan, 3.250%, 12/02/19	1,954,160
750,000	Fieldwood Energy LLC Closing Date Loan (Second Lien), 8.375%, 09/30/20	753,938
992,481	Peabody Energy Corporation Term Loan, 4.250%, 09/24/20	970,150

		3,678,248

FINANCIAL - 2.2%
2,235,009	Hub International Limited Initial Term Loan, 4.250%, 10/02/20	2,190,309
2,500,000	Nuveen Investments, Inc. Tranche B First-Lien Term Loan, 4.157%, 05/13/17	2,497,088

		4,687,397

FOOD & DRUG - 0.7%
1,532,028	Supervalu, Inc. New Term Loan, 4.500%, 03/21/19	1,506,604

FOOD/TOBACCO - 5.3%
729,323	Aramark Corporation U.S. Term E Loan, 3.250%, 09/06/19	717,928

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD/TOBACCO (continued)
2,736,250	Aramark Corporation U.S. Term F Loan, 3.250%, 02/24/21	2,687,805
2,972,459	HJ Heinz Company Term B-1 Loan, 3.250%, 06/07/19	2,935,571
3,466,828	HJ Heinz Company Term B-2 Loan, 3.500%, 06/05/20	3,429,126
1,213,987	Pinnacle Foods Finance, LLC New Term Loan G, 3.250%, 04/29/20	1,191,225
495,620	Pinnacle Foods Finance, LLC Tranche H Term Loan, 3.250%, 04/29/20	486,238

		11,447,893

FOREST PRODUCTS/CONTAINERS - 1.9%
1,984,899	Berry Plastics Corporation Term D Loan, 3.500%, 02/08/20	1,937,212
2,128,149	Reynolds Group Holdings, Inc. Incremental U.S. Term Loan, 4.000%, 11/30/18	2,109,262

		4,046,474

GAMING/LEISURE - 8.1%
708,958	Caesars Entertainment Operating Company, Inc. Term B-5 Loan, 5.948%, 03/01/17	647,172
3,734,554	Caesars Entertainment Operating Company, Inc. Term B-6 Loan, 6.948%, 03/01/17	3,415,007
2,482,494	Caesars Entertainment Resort Properties, LLC Term B Loan, 7.000%, 10/11/20	2,383,194
3,696,782	Hilton Worldwide Finance Initial Term Loan, 3.500%, 10/26/20	3,644,398
1,990,000	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20(b)	1,979,861
748,096	MGM Resorts International Term B Loan, 3.500%, 12/20/19	736,176
496,250	Mohegan Tribal Gaming Authority Term B Loan, 5.500%, 11/19/19	488,806

Principal Amount ($)		Value ($)
GAMING/LEISURE (continued)
2,487,469	Scientific Games International, Inc. Initial Term Loan, 4.250%, 10/18/20	2,443,950
1,201,866	Seaworld Parks & Entertainment, Inc. Term B-2 Loan, 3.000%, 05/14/20	1,137,019
748,111	WMG Acquisitions Corporation Tranche B Refinancing Term Loan, 4.000%, 07/01/20	723,565

		17,599,148

HEALTHCARE - 7.7%
3,038,859	Biomet, Inc. Dollar Term B-2 Loan, 3.655%, 07/25/17	3,021,446
2,737,466	CHS, Inc. 2021 Term D Loan, 4.250%, 01/27/21	2,732,826
997,500	DaVita HealthCare Partners, Inc. Tranche B Term Loan, 3.500%, 06/24/21	987,964
3,228,709	HCA, Inc. Tranche B-4 Term Loan, 2.983%, 05/01/18(b)	3,195,082
1,286,367	HCA, Inc. Tranche B-5 Term Loan, 2.907%, 03/31/17(b)	1,279,943
1,232,594	IMS Health, Inc. Term B Dollar Loan, 3.500%, 03/17/21	1,209,483
1,741,228	Kinetic Concepts, Inc. Dollar Term E-1 Loan, 3.500%, 05/04/18	1,721,100
2,219,626	MPH Acquisition Holdings, LLC Initial Term Loan, 4.000%, 03/31/21(b)	2,171,538
297,297	Surgery Center Holdings, Inc. Initial Term Loan, 4.250%, 11/03/20(b)	296,926

		16,616,308

INFORMATION TECHNOLOGY - 9.8%
496,250	Applied Systems, Inc. Initial Term Loan (First Lien), 4.250%, 01/25/21	491,650
498,532	Avaya, Inc. Replacement Term B-6 Loan, 6.500%, 03/31/18	495,521

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
INFORMATION TECHNOLOGY (continued)
2,713,280	Avaya, Inc. Term B-3 Loan, 4.654%, 10/26/17	2,592,457
2,744,143	BMC Software Finance, Inc. Initial US Term Loan, 5.000%, 09/10/20(b)	2,702,980
1,475,110	CDW, LLC Term Loan, 3.250%, 04/29/20	1,442,326
4,476,231	Dell International, LLC Term B Loan, 4.500%, 04/29/20	4,451,545
1,435,560	Dell International, LLC Term C Loan, 3.750%, 10/29/18(b)	1,421,542
2,722,556	Freescale Seminconductor, Inc. Tranche B-4 Term Loan, 4.250%, 02/28/20	2,686,401
3,182,447	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20	3,115,822
1,211,250	Rovi Solutions Corporation Term B Loan, 3.750%, 07/02/21	1,180,212
748,116	RP Crown Parent, LLC New Term Loan (First Lien), 6.000%, 12/21/18	730,078

		21,310,534

MANUFACTURING - 2.1%
1,983,108	Gardner Denver, Inc. Initial Dollar Term Loan, 4.250%, 07/30/20	1,947,322
2,232,472	Rexnord, LLC/RBS Global, Inc. Term B Loan, 4.000%, 08/21/20	2,200,179
497,500	Southwire Company, LLC Initial Term Loan, 3.250%, 02/10/21	491,717

		4,639,218

MEDIA/TELECOMMUNICATIONS - 13.1%
739,218	Affinion Group, Inc. Tranche B Term Loan, 6.750%, 04/30/18	720,390
496,222	AMC Entertainment, Inc. Initial Term Loan, 3.500%, 04/30/20	491,155
2,522,827	Cequel Communications, LLC Term Loan, 3.500%, 02/14/19	2,483,572

Principal Amount ($)		Value ($)
MEDIA/TELECOMMUNICATIONS (continued)
2,483,737	Crown Castle Operating Company Extended Incremental Tranche B-2 Term Loan, 3.000%, 01/31/21	2,456,490
248,125	Crown Castle Operating Company Non-Extended Incremental Tranche B Term Loan, 3.000%, 01/31/19	245,862
394,000	Fairpoint Communications, Inc. Term Loan, 7.500%, 02/14/19	400,651
2,597,009	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19	2,389,248
498,750	Go Daddy Operating Company, LLC Initial Term Loan, 4.750%, 05/13/21	492,518
3,000,000	Intelsat Jackson Holdings S.A. Tranche B-2 Term Loan, 3.750%, 06/30/19	2,957,625
713,516	MTL Publishing, LLC Term B-2 Loan, 3.750%, 06/29/18(b)	703,259
2,551	Nielsen Finance LLC (VNU, Inc.) Class B-2 Dollar Term Loan, 3.152%, 04/15/21	2,530
542,826	Regal Cinemas Corporation Term Loan, 2.654%, 08/23/17	534,719
1,246,875	SBA Senior Finance II, LLC Incremental Tranche B-1 Term Loan, 3.250%, 03/24/21(b)	1,223,234
2,542,168	Tribune Company Initial Term Loan, 4.000%, 12/27/20	2,512,387
1,309,323	TWCC Holding Corp. Term Loan, 3.500%, 02/13/17	1,289,140
1,733,681	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20(b)	1,702,873
3,370,916	Univision Communications, Inc. Replacement First-Lien Term Loan, 4.000%, 03/01/20	3,312,987

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MEDIA/TELECOMMUNICATIONS (continued)
2,750,000	Virgin Media Investment Holdings Limited B Facility, 3.500%, 06/07/20	2,682,185
1,828,870	Zayo Group, LLC Term Loan, 3.000%, 07/02/19	1,805,899

		28,406,724

METALS/MINERALS - 1.4%
2,472,935	Arch Coal, Inc. Term Loan, 6.250%, 05/16/18	2,270,463
942,052	Walter Energy, Inc. B Term Loan, 7.250%, 04/02/18	842,223

		3,112,686

RETAIL - 6.0%
746,193	Academy, Ltd. Initial Term Loan (2012), 4.500%, 08/03/18	740,223
1,489,975	American Builders & Contractors Supply Company, Inc. Term B Loan, 3.500%, 04/16/20	1,463,438
1,236,894	BJ’s Wholesale Club New 2013 (November) Replacement Loan (First Lien), 4.500%, 09/26/19	1,220,078
1,812,030	J. Crew Group, Inc. Initial Loan, 4.000%, 03/05/21	1,726,285
2,973,687	J.C. Penney Corporation, Inc. Loan, 6.000%, 05/22/18	2,972,944
2,993,111	Neiman Marcus Group, Inc. Other Term Loan, 4.250%, 10/25/20	2,946,344
893,294	PVH Corp. Tranche B Term Loan, 3.250%, 02/13/20	895,621
997,494	Sears Roebuck Acceptance Corp. (KMART Corporation) Term Loan, 5.500%, 06/30/18	973,494

		12,938,427

Principal Amount ($)		Value ($)
SERVICE - 8.0%
1,736,137	ADS Waste Holdings, Inc. Initial Tranche B-2 Term Loan, 3.750%, 10/09/19	1,693,601
3,842,146	Asurion, LLC Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	3,828,948
1,244,430	Brand Energy & Infrastructure Services, Inc. Initial Term Loan, 4.750%, 11/26/20	1,242,265
1,250,000	First Data Corporation 2017 Second New Dollar Term Loan, 3.655%, 03/24/17	1,230,469
2,050,000	First Data Corporation 2018 New Dollar Term Loan, 3.655%, 03/23/18(b)	2,013,489
1,000,000	First Data Corporation 2018B Second New Term Loan, 3.655%, 09/24/18(b)	980,730
1,989,899	Hertz Corporation Tranche B-2 Term Loan, 3.000%, 03/11/18	1,934,182
2,699,638	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 4.000%, 04/02/20	2,068,111
2,315,620	West Corporation Term B-10 Loan, 3.250%, 06/30/18	2,269,713

		17,261,508

TRANSPORTATION - 2.9%
3,225,026	Chrysler Group, LLC Term Loan B, 3.500%, 05/24/17	3,203,870
2,487,500	Chrysler Group, LLC Tranche B Term Loan, 3.250%, 12/31/18	2,447,862
750,000	US Airways, Inc. Tranche B-1 Term Loan (Consenting), 3.500%, 05/23/19	733,361

		6,385,093

UTILITY - 4.7%
886,237	Calpine Corporation Term Loan (3/11), 4.000%, 04/01/18	880,747

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
UTILITY (continued)
1,727,450	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18	1,697,314
4,250,000	Texas Competitive Electric Holdings Company, LLC 2014 Term Loan (Non- Extending), 4.650%, 04/25/15(d)	3,140,283
6,000,000	Texas Competitive Electric Holdings Company, LLC 2017 Term Loan (Extending), 4.650%, 10/10/17(d)	4,456,680

		10,175,024

	Total US Senior Loans (Cost $196,620,303)	192,334,251

Foreign Domiciled Senior Loans(a) - 10.8%
CANADA - 2.7%
USD
627,143	Bombardier Recreational Products, Inc. Term B Loan, 4.000%, 01/30/19	616,431
1,850,000	Hudson’s Bay Company Initial Term Loan (First Lien), 3.750%, 11/04/20	1,851,730
747,148	Husky Injection Molding Systems, Ltd. New Term Loan, 4.250%, 06/30/21	737,577
2,593,177	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.750%, 08/05/20	2,566,597

		5,772,335

CAYMAN ISLANDS - 1.5%
USD
2,992,500	Avago Technologies Cayman Ltd. Term Loan, 3.750%, 05/06/21	2,969,697
323,822	Paragon Offshore Finance Company Term Loan, 3.750%, 07/16/21(b)	303,989

		3,273,686

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)
IRELAND - 1.0%
USD
2,243,737	Grifols Worldwide Operations Limited U.S. Tranche B Term Loam, 3.157%, 02/27/21	2,207,636

LUXEMBOURG - 2.1%
USD
1,491,193	Delta 2 (Lux) S.A. Facility B3 (USD), 4.500%, 07/30/21	1,475,349
1,293,500	Mallinckrodt International Finance S.A. Initial Term B Loan, 3.500%, 03/19/21	1,275,915
997,500	Ortho-Clinical Diagnostics Holdings Initial Term Loan, 4.750%, 06/30/21(b)	987,211
909,091	Travelport Finance (Luxembourg) S.A. Initial Term Loan, 6.000%, 09/02/21	909,741

		4,648,216

MARSHALL ISLANDS - 2.1%
USD
184,778	Drillships Financing Holding, Inc. (Ocean Rig) Tranche B-1 Term Loan, 6.000%, 03/31/21(b)	177,386
1,250,000	Drillships Ocean Ventures, Inc. Term Loan, 5.500%, 07/25/21	1,215,625
3,238,084	Seadrill Operating L.P. (Seadrill Partners Finco LLC) Initial Term Loan, 4.000%, 02/21/21	3,090,347

		4,483,358

NETHERLANDS - 1.4%
USD
1,580,666	Tronox Pigments BV New Term Loan, 4.000%, 03/19/20	1,571,284
1,250,000	UPC Financing Partnership Facility AH, 3.250%, 06/30/21	1,220,313
92,447	Ziggo B.V. US$ B1 Facility, 2.500%, 01/15/22(b)	89,991

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)
NETHERLANDS (continued)
59,574	Ziggo B.V. US$ B2 Facility, 2.500%, 01/15/22(b)	57,992
97,979	Ziggo B.V. US$ B3 Facility, 01/15/22(b)(e)	(2,602)

		2,936,978

Total Foreign Domiciled Senior Loans (Cost $23,750,867)		23,322,209

Total Investments - 99.6% (Cost $220,371,170)(c)		215,656,460

Other Assets & Liabilities, Net - 0.4%		784,641

Net Assets - 100.0%		216,441,101

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Cost for U.S. federal income tax purposes is $220,371,170.
(d)	Security is in default.
(e)	Unfunded bank loan.

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$57,557	$(4,772,267)	$(4,714,710)	$220,371,170

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

USD — United States Dollar

Foreign Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Healthcare	2.7%
Energy	2.2%
Information Technology	1.4%
Media/Telecommunications	1.3%
Retail	0.9%
Chemicals	0.7%
Financial	0.6%
Service	0.4%
Gaming/Leisure	0.3%
Manufacturing	0.3%

10.8%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) As of September 30, 2014	Highland/iBoxx Senior Loan ETF

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Fund’s net asset value materially affect the value of securities), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded) As of September 30, 2014	Highland/iBoxx Senior Loan ETF

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2014 is as follows:

	Total Market Value at 09/30/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$192,334,251	$—	$192,037,325	$296,926
Foreign Domiciled Senior Loans*	23,322,209	—	23,322,209	—

Total	$215,656,460	$—	$215,359,534	$296,926

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended September 30, 2014, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are only presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the Securities and Exchange Commission.

HFI-QH-001-0300

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	November 28, 2014

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(principal financial officer)

Date:	November 28, 2014